Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

9. Fair Value Measurements

The Group did not have any assets or liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011, respectively, nor did it have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2010 and 2011.

The Group had derivative liabilities measured at fair value and classified as level 3 fair value measurements in 2010. The following table summarizes the movements of the balance of derivative liabilities:

	00000000	00000000
	Years Ended December 31,
	2010	2011
	$	$
Derivative liabilities
Beginning balance	2,507,500	—
Gain on change in fair value of derivatives liabilities	(354,000)	—
Derecognition upon modification	(2,153,500)	—

Ending balance	—	—

The Group determined the fair value of the derivative liabilities associated with the issuances of the Series A Shares using a “with-and-without” approach which considers the fair value of the Series A Shares with and without the embedded features under analysis. The valuation involved the fair value of ordinary shares and Series A Shares, and the Group’s best estimates of the probability of occurrence of future events, such as a QIPO, redemption and liquidation, on the valuation date. Determining the fair value of ordinary shares and Series A Shares required making complex and subjective judgments. The Group used generally accepted valuation methodologies, including the discounted cash flow approach and the guideline company’s approach, which incorporates certain assumptions including the market performance of comparable listed companies as well as the financial results and growth trends of the Group, to derive the total equity value of the Group. The equity value was then allocated using an option pricing model among the different classes of shares of the Group to determine the fair value of ordinary shares and Series A Shares. The option pricing model considered the Series A Shares and ordinary shares as call options on the Group’s equity value, with strike prices based on the liquidation preference of the Series A Shares. The main inputs to this model included equity value of the Group, exercise values, expected volatility, expected time to expiration and risk free interest rate.